DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 11—DEBT OBLIGATIONS:

a.	Short-term debt:			December 31,
		Weighted average interest rate as of December 31	Maturity	2016	2015

				(U.S. $ in millions)
	Revolving credit facility	LIBOR +1.125%	2017	$1,240	$-
	Term loan GBP 510 million*	GBP LIBOR + 0.7%	2017	$629	$-
	Term loan JPY 8.0 billion	JPY LIBOR +0.223%	2017	$68	-
	Bank and financial institutions	5.79%		$15	$75
	Convertible debentures (see note 12)	0.25%	2026	$514	521
	Current maturities of long-term liabilities			$810	989

	Total short term debt			$3,276	$1,585

	*In January 2017, Teva repaid this loan in full.

b. Long-term debt includes the following:
	Weighted average interest rate as of December 31, 2016	Maturity	December 31, 2016	December 31, 2015

	%		(U.S. $ in millions)
Senior notes EUR 1,750 million (1)	0.38%	2020	$1,834	$-
Senior notes EUR 1,500 million (1)	1.13%	2024	1,566	-
Senior notes EUR 1,300 million	1.25%	2023	1,357	1,409
Senior notes EUR 1,000 million	2.88%	2019	1,050	1,092
Senior notes EUR 750 million (1)	1.63%	2028	780	-
Senior notes EUR 700 million	1.88%	2027	733	762
Senior notes USD 3,500 million (2)	3.15%	2026	3,491	-
Senior notes USD 3,000 million (2)	2.20%	2021	2,995	-
Senior notes USD 3,000 million (2), (3)	2.80%	2023	2,991	-
Senior notes USD 2,000 million (2)	1.70%	2019	2,000	-
Senior notes USD 2,000 million (2)	4.10%	2046	1,984	-
Senior notes USD 1,500 million (2)	1.40%	2018	1,498	-
Senior notes USD 950 million (4)	2.40%	2016	-	950
Senior notes USD 844 million (5)	2.95%	2022	868	843
Senior notes USD 789 million	6.15%	2036	781	780
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 613 million (5)	3.65%	2021	626	611
Senior notes USD 588 million	3.65%	2021	587	586
Senior notes CHF 450 million	1.50%	2018	442	455
Senior notes CHF 350 million (6)	0.50%	2022	344	-
Senior notes CHF 350 million (6)	1.00%	2025	345	-
Senior notes CHF 300 million (6)	0.13%	2018	295	-
				-
Fair value hedge accounting adjustments			(2)	(10)

Total senior notes			27,265	8,178

Term loan USD 2.5 billion (7)	LIBOR +1.125%	2018	2,500	-
Term loan USD 2.5 billion (7)	LIBOR +1.25%	2017-2020	2,500	-
Term loan JPY 65 billion	0.99%	2017	560	544
Term loan JPY 35 billion	1.42%	2019	299	290
Term loan JPY 35 billion	LIBOR +0.3%	2018	299	290
Other loans JPY 5 billion	1.67%	2016	-	39
Total loans			6,158	1,163

Debentures USD 15 million	7.20%	2018	15	15
Other	7.48%	2026	9	5
Total debentures and others			24	20

Less current maturities			(810)	(989)

Derivative instruments			2	11

Less debt issuance costs*			(115)	(25)

Total long-term debt			$32,524	$8,358

* In accordance with FASB guidance, effective January 1, 2016, long-term debt is presented net of related debt issuance costs. Prior periods were adjusted to conform with the guidance.

The required annual principal payments of long-term debt, excluding debt issuance cost as of December 31, 2016, starting with the year 2018, are as follows:
December 31,
2016

(U.S. $ in millions)
2018	$5,299
2019	3,849
2020	4,034
2021	4,208
2022 and thereafter	15,249
$32,639